RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Abstract]
Short-term employee benefits	$ 843	$ 1,774
Performance related bonus	260	211
Post-employment benefits	39	26
Share-based compensation benefits as calculated under IFRS 2	931	1,601
Total compensation	$ 2,073	$ 3,612